Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Consolidated Financial Statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the Consolidated Financial Statements herein.

Reclassification
Reclassification
The Company reclassified depreciation in the Consolidated Statements of Operations for the year ended December 31, 2020 to conform to the presentation for the year ended December 31, 2021. Depreciation is no longer stated as a separate financial statement line item on the Consolidated Statements of Operations but it has instead been allocated to cost of goods sold, research and development, and selling, general and administrative expense on the Consolidated Statements of Operations for the years ended December 31, 2021 and 2020. This reclassification had no impact on loss from operations or net loss. The Company believes this reclassification is preferable because it enhances the comparability of its Consolidated Financial Statements with those of many of its industry peers and aligns with how the Company internally manages and reviews costs and margin.

Stock Split
Stock Split
On November 19, 2021, the Company effected a
1-to-4.969669
stock split in connection with the Business Combination. All share and earnings per share information have been retroactively adjusted to reflect the stock split and the incremental par value of the newly issued shares was recorded with the offset to additional paid-in
capital.

Use of Estimates
Use of Estimates
The preparation of the Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying Notes. On an ongoing basis, the Company evaluates its estimates, including those related to the valuation of instruments issued for stock-based compensation, inventory valuation reserve, warrant liabilities, and income taxes, among others. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates.

Significant Risks and Uncertainties
Significant Risks and Uncertainties
The Company is subject to those risks common in the consumer products and agriculture industries and those risks common to early stage development companies, including, but not limited to, the possibility of not being able to successfully develop or market its products, competition, dependence on key personnel and key external alliances, the ability to maintain and establish relationships with current and future vendors and suppliers, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid, short-term investments with an original maturity date of three months or less to be cash equivalents.
The Company deposits its cash and cash equivalents in a commercial bank. From time to time, cash balances in these accounts exceed the Federal Deposit Insurance Corporation insured limits. The Company mitigates exposure to credit risk by placing cash and cash equivalents with highly rated financial institutions. To date, the Company has not experienced any losses in such accounts, and believes it is not exposed to any significant credit risk on its cash and cash equivalents.

Restricted Cash and Cash Equivalents
Restricted Cash and Cash Equivalents
Restricted cash and cash equivalents are restricted through legal contracts or regulations. On September 3, 2021, the Company entered into Credit Agreements with Cargill Financial, including the Subordinated Facility to borrow up to $50,000 thousand and the Senior Facility to borrow up to $150,000 thousand. For further detail, see Note 7,
Debt.
As part of the Subordinated Facility, the Company is required to establish an “Interest Reserve Account,” which is a deposit account, that contains minimum funds in an amount equal to or greater than the Minimum Interest Amount (as set forth in the Subordinated Facility agreement). The Company has drawn a total of $16,293 thousand on the Subordinated Facility as of December 31, 2021. Out of the total outstanding balance, $4,416 thousand was to fund the Interest Reserve Account and is included in “Restricted cash and cash equivalents” on the Consolidated Balance Sheet. The long-term portion of the Subordinated Facility is included in “Long-term debt” on the Consolidated Balance Sheets.

Accounts Receivable
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable includes billed receivables and is presented net of an allowance for doubtful accounts. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. In establishing the required allowance, management considers historical losses, current market conditions, customers’ financial condition, the age of the receivables, and current payment patterns. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The allowance for doubtful accounts was not material at December 31, 2021 and 2020.

Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable includes billed receivables and is presented net of an allowance for doubtful accounts. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. In establishing the required allowance, management considers historical losses, current market conditions, customers’ financial condition, the age of the receivables, and current payment patterns. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The allowance for doubtful accounts was not material at December 31, 2021 and 2020.

Fair Value Measurements
Fair Value Measurements
The Company measures fair value based on the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs used in valuation techniques are assigned a hierarchical level. The following are the hierarchical levels of inputs to measure fair value:

•	Level 1— This level consists of quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities.

•	Level 2— This level consists of observable prices that are based on inputs not quoted on active markets but corroborated by market data.

•	Level 3— This level consists of unobservable inputs that are used when little or no market data is available.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Inventory
Inventory
Inventory is carried at the lower of cost or net realizable value using the first-in,
first-out
(FIFO) method. Cost is determined using the weighted average cost method. Inventory write-downs are recorded for shrinkage, damaged, stale and slow-moving items.
The assessment of recoverability of inventories and the amounts of any write-downs are based on currently available information and assumptions about future demand and market conditions. Demand for produce may fluctuate significantly over time, and actual demand and market conditions may be more or less favorable than the Company’s projections. If actual demand is lower than originally projected, additional inventory write- downs may be required.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Expenditures for additions or renewals and improvements are capitalized; expenditures for maintenance and repairs that neither materially add to the value of the property nor appreciably prolong its economic life are charged to expense as incurred.
Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which are as follows:

Asset Class	Estimated Useful Life
Greenhouse Facility	30 years
Production Equipment	5 years
Office Equipment	3 years
Leasehold Improvements	Shorter of lease term or useful life of asset

Intangible Assets
Intangible Assets
Finite-lived intangible assets consist of software. These assets are being amortized over their estimated useful lives. Finite-lived intangible assets are tested for impairment only when management has determined that potential impairment indicators are present. Intangible assets is included in “Other assets” on the Consolidated Balance Sheet.

Leases
Leases
The Consolidated Financial Statements reflect the Company’s adoption of ASU No.
2016-02,
 Leases (“ASC 842”)
, effective August 20, 2018 (the date of the Company’s incorporation) since it was early adopted by the Company. The Company determines if an arrangement contains a lease at inception of a contract. The Company defines a lease as a contract, or part of a contract, that conveys the right to control the use of identified property or equipment (an identified asset) for a period of time in exchange for consideration. Control over the use of the identified asset means that the Company has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset.
The
right-of-use
assets, net and liabilities associated with leases are recognized based on the present value of the future minimum lease payments over the lease term. Lease terms reflect options to extend or not to terminate the lease when it is reasonably certain that the option will be exercised. For leases that include residual value guarantees, the Company includes these costs in the lease liability when it is probable such costs will be incurred.
The Company utilizes certain practical expedients and policy elections available under ASC 842. The Company does recognize right-of-use
assets or lease liabilities for short-term leases (leases with an initial term of 12 months or less) and the Company has elected to separate lease and non-lease
components for all existing classes of assets.
Operating lease expenses for fixed lease payments are recognized on a straight-line basis over the lease term. Variable lease payments to the lessor such as maintenance, utilities, insurance, and real estate taxes are expensed as incurred. For further discussion, see Note 9,
Leases
.

Revenue Recognition
Revenue Recognition
The Consolidated Financial Statements reflect the Company’s adoption of ASU
2014-09,
“Revenue from Contracts with Customers” (Topic 606) effective August 20, 2018 (the date of the Company’s incorporation).
Sale of produce: The Company’s principal business is the production and sale of sustainably grown fresh greens and herbs through CEA facilities. Revenue is recognized at a point in time when the product control is transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods. In general, control transfers to the customer when the product is shipped or delivered to the customer based upon applicable shipping terms. Customer contracts generally do not include more than one performance obligation.
Sale of intellectual property: Revenue is generated from the sale of intellectual property that the Company has developed. For each licensing agreement for intellectual property, the promise to deliver a license that grants the customer the right to use the intellectual property is considered to be a distinct performance obligation. Revenue from intellectual property is recognized at a point in time upon delivery of documentation of the Company’s intellectual property to the licensee. Intellectual property sold in 2021 consisted of intellectual property for salad kits, including the licensed know-how
for recipes, packaging support, and branding kit development.
Revenue by major product or service type is as follows:

	Year Ended December 31,
	2021	2020
	(in thousands)
Revenue from sale of produce	$551	$82
Revenue from sale of intellectual property	87	—

Total Revenue	$638	$82

The Company does not have unbilled receivable balances arising from transactions with customers. Payment terms are generally between 10 to 20 days.
The Company does not capitalize contract inception costs, as contracts (which are in the form of purchase orders from customers) are one year or less and the Company does not incur significant fulfillment costs requiring capitalization.
The Company has made the accounting policy election to exclude any sales and similar taxes from the transaction price. As a result, revenue is presented net of these taxes.

Research and Development
Research and Development
Research and development expenses consist primarily of compensation to employees engaged in research and development activities, including salaries, and related benefits, in addition to related overhead (including depreciation, utilities and other related allocated expenses) as well as supplies and services related to the development of the Company’s growing process. Local Bounti’s research and development efforts are focused on development of the Company’s process utilizing its CEA facility.

Stock-Based Compensation
Stock-Based Compensation
The Company measures and recognizes compensation expense for all equity-based awards made to employees, directors, and non-employees,
based on estimated fair values recognized over the requisite service period in accordance with ASC 718,
Stock-Based Compensation
. Stock-based payments are recognized in the
Consolidated Statements of Operations as a selling, general and administrative expense. The Company recognizes compensation expense for all equity-based awards with service vesting requirements on a tranche-by-tranche
basis using the accelerated attribution method over the requisite service period of the award, which is generally the award’s vesting period. Forfeitures of awards are accounted for in the period in which they occur.
Advertising
Advertising
Advertising expenses are expensed as incurred. The Company incurred advertising expenses of $703 thousand for the year ended December 31, 2021. Advertising expenses for the year ended December 31, 2020 were not material. Advertising expenses are included in “Selling, general and administrative” expense in the Consolidated Statements of Operations.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the Consolidated Financial Statements. Under this method, deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the carrying amounts of assets and liabilities for income tax purposes and operating losses carried forward, measured by applying tax rates based on currently enacted tax laws.
Valuation allowances are calculated, when necessary, to reduce the net deferred tax assets to an amount that is more likely than not to be realized. Changes in the valuation allowances occurring in subsequent periods are included in the Consolidated Statements of Operations.
The Company recognizes uncertain tax positions based upon its estimate of whether, and the extent to which, additional taxes will be due when such estimates are more likely than not to be sustained. Uncertain income tax positions are not recognized if there is less than a 50% likelihood of being sustained.

Concentrations of Risk and Significant Customers
Concentrations of Risk and Significant Customers
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents accounts with financial institutions which management believes to be of high-credit quality. The Company is exposed to risk in the event of default by these financial institutions or the issuers of these securities to the extent the balances are in excess of amounts that are insured by the Federal Deposit Insurance Corporation.
The Company’s receivables are derived from revenue earned from customers located in the United States. The Company provides credit to its customers in the normal course of business and requires no collateral to secure accounts receivable. The Company maintains an allowance for doubtful accounts related to estimated credit losses.
Significant customers are those customers who represent 10% or more of total revenue during the year or 10% or more of net accounts receivable at the balance sheet date. At December 31, 2021, there were four significant customers that accounted for approximately 81% of the Company’s accounts receivable. For the year ended December 31, 2021, four individual customers represented more than 10% of total revenue. In aggregate, these four customers represented approximately 82% of the Company’s revenue for the year ended December 31, 2021.

Contingencies
Contingencies
Loss contingencies (other than income
tax-related
contingencies) arise from actual or possible claims and assessments and pending or threatened litigation that may be brought against the Company by individuals, governments or other entities. Based on the Company’s assessment of loss contingencies at each balance sheet date, a loss is recorded in the financial statements if it is probable that an asset has been impaired or a liability has been incurred and the amount of the loss can be reasonably estimated.
Segment Reporting
Segment Reporting
The Company has a single operating and reportable segment. The Company’s chief operating decision maker is its
Co-Chief
Executive Officers, who review financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources.

Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The Company qualifies as an emerging growth company, as defined in the JOBS Act, and therefore intends to take advantage of certain exemptions from various public company reporting requirements, including delaying adoption of new or revised accounting standards until those standards apply to private companies. The effective dates shown below reflect the election to use the extended transition period.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In May 2021, the FASB issued
ASU 2021-04,
 Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic
 470-50),
 Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
 815-40);
 Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options,
which clarifies the accounting for modifications or exchanges of freestanding equity-classified written call options (e.g. warrants) that remain equity classified after modification or exchange. The standard is effective for the Company for fiscal years, and interim periods within those fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company is currently in the process of evaluating the impact that the adoption of the ASU will have on the Company’s accounting of its debt and warrants.
In August 2020, the FASB issued
ASU 2020-06,
 Debt—Debt with Conversion and Other Options (Subtopic
 470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
 815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,
which simplifies the accounting for certain financial instruments with characteristics of liability and equity, including convertible instruments and contracts on an entity’s own equity. The standard reduces the number of models used to account for convertible instruments, removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and requires the if-converted method
for calculation of diluted earnings per share for all convertible instruments. The standard is effective for the Company for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact of this standard on its Consolidated Financial Statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes,
which is intended to simplify various aspects related to accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for the Company beginning January 1, 2022 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this standard on its Consolidated Financial Statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses (Topic 326),
which amends the guidance on reporting credit losses for assets held at amortized cost and available for sale debt securities. For assets held at amortized cost, the amendment eliminates the probable initial recognition threshold in current U.S. GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost of the financial assets to present the net amount expected to be collected. ASU
2016-13
is effective for the Company as of January 1, 2023 and early adoption is permitted. The Company is currently evaluating the impact of this standard on its Consolidated Financial Statements